Offsetting financial assets and financial liabilities - Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	$ 405,626	$ 379,874
Amounts of financial assets offset on the balance sheet	36,632	70,411
Net amount of financial liabilities presented on the balance sheet	368,994	309,463
Impact of master netting agreements	69,338	63,052
Financial collateral pledged	289,103	238,046
Net amount	10,553	8,365
Amounts not subject to enforceable netting arrangements	15,330	15,877
Total amount recognized on the balance sheet	384,324	325,340
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	309,130	294,758
Amounts of financial assets offset on the balance sheet	35,783	69,420
Net amount of financial liabilities presented on the balance sheet	273,347	225,338
Impact of master netting agreements	36	527
Financial collateral pledged	272,871	224,506
Net amount	440	305
Amounts not subject to enforceable netting arrangements	884	1,248
Total amount recognized on the balance sheet	274,231	226,586
Derivative liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	96,138	84,624
Amounts of financial assets offset on the balance sheet	657	710
Net amount of financial liabilities presented on the balance sheet	95,481	83,914
Impact of master netting agreements	69,300	62,524
Financial collateral pledged	16,232	13,540
Net amount	9,949	7,850
Amounts not subject to enforceable netting arrangements	14,446	14,629
Total amount recognized on the balance sheet	109,927	98,543
Other liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	358	492
Amounts of financial assets offset on the balance sheet	192	281
Net amount of financial liabilities presented on the balance sheet	166	211
Impact of master netting agreements	2	1
Net amount	164	210
Total amount recognized on the balance sheet	$ 166	$ 211